Summary of significant accounting policies - Recent accounting pronouncements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amount of outstanding payment obligations under the supplier finance program	¥ 221,523	¥ 186,261
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable And Notes Payable, Current	Accounts Payable And Notes Payable, Current
Amount of assets pledged to secure outstanding payments	¥ 15,651	¥ 15,615
Balance at the beginning of the year	186,261	228,104
Invoices confirmed during the year	621,071	392,323
Confirmed invoices paid during the year	(585,809)	(434,166)
Balance at the end of the year	¥ 221,523	¥ 186,261
Minimum
Majority of suppliers, term	60 days
Maximum
Majority of suppliers, term	180 days